DEI 8-K Details	Sep. 28, 2021
Document Information [Line Items]
Entity Registrant Name	ONE Gas, Inc.
Document Type	8-K
Entity Central Index Key	0001587732
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Entity Incorporation, State or Country Code	OK
Entity File Number	001-36108
Entity Tax Identification Number	46-3561936
Entity Address, Postal Zip Code	74103
City Area Code	(918)
Local Phone Number	947-7000
Trading Symbol	OGS
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Address, Address Line One	15 East Fifth Street
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Document Period End Date	Sep. 28, 2021